Financial Instruments with Off-Balance Sheet Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Financial Instruments With Off Balance Sheet Risk [Abstract]
Financial Instruments with Off-Balance Sheet Risk
10.	Financial Instruments with Off-Balance Sheet Risk
The Company is a party to financial instruments with
off-balance
sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.
The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for unfunded lines of credit, commitments to extend credit and standby letters of credit is represented by the contractual notional amount of these instruments. The Company generally uses the same credit policies in making commitments and conditional obligations as it does for on-balance
sheet instruments.
The following financial instruments were outstanding whose contract amounts represent credit risk:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Commitments to extend credit	$891,853	$606,160
Standby letters of credit	9,522	14,144

Total	$901,375	$620,304

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Management evaluates each customer’s credit-worthiness on a case-by-case
basis. The amount of collateral obtained, if deemed necessary upon extension of credit, is based on management’s credit evaluation of the borrower.
Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Standby letters of credit generally have fixed expiration dates or other termination clauses and may require payment of a fee. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank’s policy for obtaining collateral and the nature of such collateral is essentially the same as that involved in making commitments to extend credit.
Although the maximum exposure to loss is the amount of such commitments, management currently anticipates no material losses from such activities.

10. Financial Instruments With
Off-Balance
Sheet Risk
The Company is a party to financial instruments with
off-balance
sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.
The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for unfunded lines of credit, commitments to extend credit and standby letters of credit is represented by the contractual notional amount of these instruments. The Company generally uses the same credit policies in making commitments and conditional obligations as it does for on-balance
sheet instruments.
The following financial instruments were outstanding whose contract amounts represent credit risk:

	December 31,
(Dollars in thousands)	2021	2020
Commitments to extend credit	$606,160	$162,445
Standby letters of credit	14,144	1,693

Total	$620,304	$164,138

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Management evaluates each customer’s credit-worthiness on a case-by-case
basis. The amount of collateral obtained, if deemed necessary upon extension of credit, is based on management’s credit evaluation of the borrower.
Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Standby letters of credit generally have fixed expiration dates or other termination clauses and may require payment of a fee. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank’s policy for obtaining collateral and the nature of such collateral is essentially the same as that involved in making commitments to extend credit.
Although the maximum exposure to loss is the amount of such commitments, management currently anticipates no material losses from such activities.